                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PREMIUM PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. Portfolios Not Available to New Contracts

The following Portfolios are not available as investment options under contracts issued on or after September 8, 2008:

   AIM Variable Insurance Funds -- AIM V.I. Basic Value Fund -- Series II Shares BlackRock Variable Series Funds, Inc. -- BlackRock Large Cap Growth V.I.
   Fund -- Class III Shares
   GE Investments Funds, Inc. -- Income Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Mid-Cap Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- Premier Growth Equity Fund -- Class 1 Shares
   GE Investments Funds, Inc. -- S&P 500(R) Index Fund
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Aggressive
     Growth Portfolio -- Class II
   Legg Mason Partners Variable Equity Trust -- Legg Mason Partners Variable Fundamental
     Value Portfolio -- Class I
   MFS(R) Variable Insurance Trust -- MFS(R) Investors Trust Series -- Service Class Shares
   Oppenheimer Variable Account Funds -- Oppenheimer MidCap Fund/VA -- Service Shares
   Rydex Variable Trust -- NASDAQ-100(R) Fund

The table in the "Subaccounts" section of your contract prospectus is revised accordingly.

B. New Subaccounts

Effective September 8, 2008, nine new Subaccounts will be available under your contract. Each new Subaccount will invest in a Portfolio of the Genworth Variable Insurance Trust (the "Trust"). The Portfolios of the Trust (the "Trust Portfolios") are new and are being offered as investment options under the contracts for the first time as of the date of this supplement. The Trust Portfolios are advised by Genworth Financial Wealth Management, Inc. ("GFWM"), an affiliate of Genworth Life and Annuity Insurance Company ("we" or the "Company"). (Capitalized terms not defined in this supplement have the meaning assigned to them in the contract prospectus.)

The Trust Portfolios are:

   Genworth Calamos Growth Fund
   Genworth Columbia Mid Cap Value Fund
   Genworth Davis NY Venture Fund
   Genworth Eaton Vance Large Cap Value Fund
   Genworth Legg Mason Partners Aggressive Growth Fund
   Genworth PIMCO StocksPLUS Fund
   Genworth Putnam International Capital Opportunities Fund
   Genworth Thornburg International Value Fund
   Genworth Western Asset Management Core Plus Fixed Income Fund

19773 SUPPC 09/08/08

Accordingly, the table in the "Subaccounts" section of your contract prospectus is revised by adding the following disclosure:

                   Subaccount Investing In            Investment Objective           Adviser (and Sub-Advisers)
                   ------------------------------------------------------------------------------------------------
GENWORTH VARIABLE  Genworth Calamos Growth     The fund's investment objective     Genworth Financial Wealth
INSURANCE TRUST    Fund                        is long-term capital growth.        Management, Inc. (subadvised
                                                                                   by Calamos Advisors LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Columbia Mid Cap   The fund's investment objective     Genworth Financial Wealth
                   Value Fund                  is long-term capital appreciation.  Management, Inc. (subadvised by Columbia Management
                                                                                   Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Davis NY Venture   The fund's investment objective     Genworth Financial Wealth
                   Fund                        is long-term growth of capital.     Management, Inc. (subadvised by
                                                                                   Davis Selected Advisers, L.P.)
                   ------------------------------------------------------------------------------------------------
                   Genworth Eaton Vance Large  The fund's investment objective     Genworth Financial Wealth
                   Cap Value Fund              is to seek total return.            Management, Inc. (subadvised
                                                                                   by Eaton Vance Management)
                   ------------------------------------------------------------------------------------------------
                   Genworth Legg Mason         The fund's investment objective     Genworth Financial Wealth
                   Partners Aggressive Growth  is to seek capital appreciation.    Management, Inc. (subadvised
                   Fund                                                            by ClearBridge Advisors, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth PIMCO              The fund's investment objective     Genworth Financial Wealth
                   StocksPLUS Fund             is to seek total return which       Management, Inc. (subadvised
                                               exceeds that of the S&P 500         by Pacific Investment
                                               Index.                              Management Company LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Putnam             The fund's investment objective     Genworth Financial Wealth
                   International Capital       is long-term capital appreciation.  Management, Inc. (subadvised
                   Opportunities Fund                                              by Putnam Investment
                                                                                   Management, LLC)
                   ------------------------------------------------------------------------------------------------
                   Genworth Thornburg          The fund's investment objective     Genworth Financial Wealth
                   International Value Fund    is to seek long-term capital        Management, Inc. (subadvised
                                               appreciation by investing in        by Thornburg Investment
                                               equity and fixed income             Management, Inc.)
                                               securities of all types.
                   ------------------------------------------------------------------------------------------------
                   Genworth Western Asset      The fund's investment objective     Genworth Financial Wealth
                   Management Core Plus Fixed  is to maximize total return,        Management, Inc. (subadvised
                   Income Fund                 consistent with prudent             by Western Asset Management
                                               investment management and           Company and Western Asset
                                               liquidity needs, by investing to    Management Company Limited)
                                               obtain the average duration
                                               specified for the fund.
                   ------------------------------------------------------------------------------------------------

The "Subaccount" and "Asset Allocation Program" sections of the contract prospectus are supplemented by the disclosure below regarding the potential conflicts of interest that the Company and its affiliates are subject to relating to the receipt of compensation from the Trust Portfolios:

   Like other Portfolios available as investment options under the contracts, each Trust Portfolio pays fees that are deducted from Trust Portfolio assets. These fees include a management fee payable to GFWM and "Rule 12b-1 fees" payable to Capital Brokerage Corporation, an affiliate of the Company that serves as the principal underwriter for the Trust Portfolios and the contracts. The management fee payable to GFWM varies among the Trust Portfolios. A portion of each such management fee is paid to the sub-adviser that provides day-to-day management of the Trust Portfolio, and the remainder is retained by GFWM. Each Trust Portfolio pays Rule 12b-1 fees at an annual rate of 0.25% of its average daily net assets of the Trust Portfolio for certain distribution activities and shareholder services relating to the Trust Portfolio. Through your indirect investment in the Trust Portfolios, you pay a proportionate share of these expenses and, because GFWM is an affiliate of the Company, the Company may indirectly benefit as a result of management and other fees received by GFWM and its affiliates from a Trust Portfolio. (The minimum and maximum total annual operating expenses of the Portfolios are disclosed in the "Fee Table" section of the contract prospectus. Information concerning each Portfolio's fees and expenses appears in the prospectus for the Portfolio.)

   As disclosed in the "Subaccounts" section of the contract prospectus, the Company has entered into agreements with either the investment adviser or distributor of each of the Portfolios available under your contract (and/or, in certain cases, with the Portfolio itself), under which the adviser, distributor or Portfolio makes payments to the Company and/or to certain of its affiliates. These payments may be made in connection with certain administrative and other services we provide relating to the Portfolios. With regard to the Trust Portfolios, the Company has entered into an agreement with GFWM whereby GFWM pays the Company an amount from GFWM's own resources for such services. The amount the Company expects to receive from GFWM in 2008 under such agreement is within the range of amounts received by the Company with respect to assets allocated to other Portfolios during 2007 (0.05% to 0.40% of contract assets allocated to such Portfolios, as disclosed in the "Subaccount" section of the contract prospectus).

   In addition, the Company or Capital Brokerage Corporation may receive payments out of Rule 12b-1 fees paid by Portfolios other than the Trust Portfolios available in your contract from the investment adviser or distributor of such other Portfolios in consideration of services provided and expenses incurred in distributing shares of the other Portfolios.

   In general, the total compensation received and retained by the Company and its affiliates (including GFWM) from the Trust Portfolios (typically, management fees remaining after payment of the sub-adviser plus Rule 12b-1 fees from the Trust Portfolios and payments for administrative services from GFWM to the Company) will be as high as or greater than the total compensation received from a Portfolio other than a Trust Portfolio (the payments for administrative services from the Portfolio or the adviser or distributor of such Portfolio plus any Rule 12b-1 payments received). Therefore, the Company will generally benefit to the extent that a greater portion of your contract assets is allocated to the Trust Portfolios.

   As discussed in the "Asset Allocation Program" section of the contract prospectus, GFWM serves as the contract owner's investment adviser for the purposes of the development of the Asset Allocation Models (except for the Build Your Own Asset Allocation Model) and periodic updates of the Asset Allocation Models. Part of GFWM's responsibility is to determine how available Portfolios, including the Trust Portfolios, can be used to implement the asset class allocations of the Asset Allocation Models. Effective September 8, 2008, the Asset Allocation Models, including the Build Your Own Asset Allocation Model, will include allocations to certain Trust Portfolios, and GFWM has an incentive to include Trust Portfolios in the Asset Allocation Models, and/or to specify greater allocations to such Trust Portfolios, that results from the compensation received by it and its affiliates relating to the Trust Portfolios. You should consider this when deciding to invest in accordance with an Asset Allocation Model.

   Notwithstanding this incentive, GFWM does not intend to give any preference to the Trust Portfolios when constructing the Asset Allocation Models. GFWM considers various factors in determining allocations to each Portfolio for each Asset Allocation Model, which may include historical style analysis and asset performance and multiple regression analyses, as well as qualitative assessments of a Portfolio's portfolio manager and expected future market and economic conditions. While Portfolios are not required to report their current securities holdings directly to GFWM, this analysis is generally made based on the historic security holdings of the Portfolios as described in public documents, including those of the Trust Portfolios.

   As investment adviser to the Trust Portfolios, GFWM will not make decisions regarding the purchase and sale of specific securities for the Trust Portfolios -- those decisions are made by the sub-advisers to the Trust Portfolios -- but GFWM's duties as investment adviser will likely give it access to non-public information about the holdings of the Trust Portfolios. However, in order to establish a "level playing field" among all the available Portfolios for purposes of developing the Asset Allocation Models, GFWM has established an information barrier between its investment management staff responsible for supervision of the Trust Portfolio sub-advisers and the investment management staff responsible for developing the Asset Allocation Models. Therefore, contract owners should not assume that the relevant GFWM personnel will be more knowledgeable about the holdings and investment styles of the Trust Portfolios than those of Portfolios advised by third parties. This information barrier does not, however, eliminate the incentive for GFWM personnel to include Trust Portfolios in the Asset Allocation Models, and/or to recommend greater allocations to Trust Portfolios, that results from the compensation received by GFWM and its affiliates relating to the Trust Portfolios.

   In addition, certain of the optional riders available for purchase under the contract require assets to be invested in an Investment Strategy, which may include one or more of the Asset Allocation Models or certain Designated Subaccounts. Therefore, investment in a Asset Allocation Model as the Investment Strategy under a rider may result in an additional economic benefit to GFWM and to GFWM's affiliates, including the Company, by virtue of the fees received from the Trust Portfolios. You should consider this when deciding to invest in an Asset Allocation Model as the Investment Strategy. Currently, none of the Trust Portfolios are Designated Subaccounts.

C. Asset Allocation Program -- Update to the Asset Allocation Models

The "Asset Allocation Program" section of the contract prospectus is revised to reflect that new Asset Allocation Models are available and effective on September 8, 2008. If you purchased your contract prior to September 8, 2008, and you are participating in a Model, you will remain in that Model as it was previously constituted until the earlier of October 24, 2008, or the Valuation Day we receive instructions from you to participate in the updated Model. On that date, we will reallocate your Contract Value in accordance with any changes to the Model you have selected. The new Asset Allocation Models, including the Build Your Own Asset Allocation Model, are provided in the tables below. The prospectus is revised accordingly.

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS

                                                              Portfolios                                    Model A Model B
----------------------------------------------------------------------------------------------------------------------------
Equities
----------------------------------------------------------------------------------------------------------------------------
Large Cap Growth             Genworth Legg Mason Partners Aggressive Growth Fund                               2%      4%
                             -----------------------------------------------------------------------------------------------
                             Janus Aspen Forty Portfolio -- Service Shares                                     2%      4%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Value              Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            1%      3%
                             -----------------------------------------------------------------------------------------------
                             Genworth Eaton Vance Large Cap Value Fund                                         2%      3%
----------------------------------------------------------------------------------------------------------------------------
Large Cap Core               Genworth PIMCO StocksPLUS Fund                                                    3%      6%
                             -----------------------------------------------------------------------------------------------
                             Oppenheimer Main Street Fund/VA -- Service Shares                                 2%      5%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Growth               Federated Kaufmann Fund II -- Service Shares                                      1%      1%
----------------------------------------------------------------------------------------------------------------------------
Mid Cap Value                Genworth Columbia Mid Cap Value Fund                                              1%      1%
----------------------------------------------------------------------------------------------------------------------------
Small Cap Core               Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       0%      1%
----------------------------------------------------------------------------------------------------------------------------
Global Equity                Oppenheimer Global Securities Fund/VA -- Service Shares                           1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Growth     AIM V.I. International Growth Fund -- Series II shares                            1%      2%
                             -----------------------------------------------------------------------------------------------
                             Columbia Marsico International Opportunities Fund, Variable Series -- Class B     1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Core       Genworth Thornburg International Value Fund                                       1%      1%
----------------------------------------------------------------------------------------------------------------------------
Foreign Large Cap Value      AllianceBernstein International Value Portfolio -- Class B                        1%      2%
----------------------------------------------------------------------------------------------------------------------------
Foreign Small/Mid Cap        Genworth Putnam International Capital Opportunities Fund                          1%      2%
----------------------------------------------------------------------------------------------------------------------------
Natural Resources            Prudential Natural Resources Portfolio -- Class II Shares                         0%      0%
----------------------------------------------------------------------------------------------------------------------------
Real Estate (U.S. REITs)     GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                0%      1%
----------------------------------------------------------------------------------------------------------------------------

    Total % Equities                                                                                          20%     40%
----------------------------------------------------------------------------------------------------------------------------

Fixed Income
----------------------------------------------------------------------------------------------------------------------------
Long Duration                PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      4%      3%
----------------------------------------------------------------------------------------------------------------------------
Medium Duration              Genworth Western Asset Management Core Plus Fixed Income Fund                    10%      7%
                             -----------------------------------------------------------------------------------------------
                             PIMCO VIT Total Return Portfolio -- Administrative Class Shares                  10%      8%
----------------------------------------------------------------------------------------------------------------------------
Short Duration               PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  32%     24%
----------------------------------------------------------------------------------------------------------------------------
TIPS                         American Century VP Inflation Protection Fund -- Class II                        16%     12%
----------------------------------------------------------------------------------------------------------------------------
Domestic High Yield          PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     4%      3%
----------------------------------------------------------------------------------------------------------------------------
Bank Loans                   Eaton Vance VT Floating-Rate Income Fund                                          4%      3%
----------------------------------------------------------------------------------------------------------------------------

    Total % Fixed Income                                                                                      80%     60%
----------------------------------------------------------------------------------------------------------------------------

                                 Portfolios                                    Model C Model D Model E
------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------
Genworth Legg Mason Partners Aggressive Growth Fund                               6%      8%     10%
------------------------------------------------------------------------------------------------------
Janus Aspen Forty Portfolio -- Service Shares                                     6%      8%     10%
------------------------------------------------------------------------------------------------------
Franklin Templeton VIP Mutual Shares Securities Fund -- Class 2 Shares            5%      6%      8%
------------------------------------------------------------------------------------------------------
Genworth Eaton Vance Large Cap Value Fund                                         5%      7%      8%
------------------------------------------------------------------------------------------------------
Genworth PIMCO StocksPLUS Fund                                                    8%     11%     13%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Fund/VA -- Service Shares                                 7%     10%     12%
------------------------------------------------------------------------------------------------------
Federated Kaufmann Fund II -- Service Shares                                      2%      2%      3%
------------------------------------------------------------------------------------------------------
Genworth Columbia Mid Cap Value Fund                                              2%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Main Street Small Cap Fund/VA -- Service Shares                       1%      2%      3%
------------------------------------------------------------------------------------------------------
Oppenheimer Global Securities Fund/VA -- Service Shares                           3%      4%      5%
------------------------------------------------------------------------------------------------------
AIM V.I. International Growth Fund -- Series II shares                            3%      4%      5%
------------------------------------------------------------------------------------------------------
Columbia Marsico International Opportunities Fund, Variable Series -- Class B     2%      3%      4%
------------------------------------------------------------------------------------------------------
Genworth Thornburg International Value Fund                                       2%      2%      3%
------------------------------------------------------------------------------------------------------
AllianceBernstein International Value Portfolio -- Class B                        4%      5%      6%
------------------------------------------------------------------------------------------------------
Genworth Putnam International Capital Opportunities Fund                          2%      3%      4%
------------------------------------------------------------------------------------------------------
Prudential Natural Resources Portfolio -- Class II Shares                         1%      1%      1%
------------------------------------------------------------------------------------------------------
GE Investments Funds Real Estate Securities Fund -- Class 1 Shares                1%      2%      2%
------------------------------------------------------------------------------------------------------

                                                                                 60%     80%    100%
------------------------------------------------------------------------------------------------------


------------------------------------------------------------------------------------------------------
PIMCO VIT Long-Term U.S. Government Portfolio -- Administrative Class Shares      2%      1%      0%
------------------------------------------------------------------------------------------------------
Genworth Western Asset Management Core Plus Fixed Income Fund                     5%      2%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Total Return Portfolio -- Administrative Class Shares                   5%      3%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT Low Duration Portfolio -- Administrative Class Shares                  16%      8%      0%
------------------------------------------------------------------------------------------------------
American Century VP Inflation Protection Fund -- Class II                         8%      4%      0%
------------------------------------------------------------------------------------------------------
PIMCO VIT High Yield Portfolio -- Administrative Class Shares                     2%      1%      0%
------------------------------------------------------------------------------------------------------
Eaton Vance VT Floating-Rate Income Fund                                          2%      1%      0%
------------------------------------------------------------------------------------------------------

                                                                                 40%     20%      0%
------------------------------------------------------------------------------------------------------

             MODEL PERCENTAGE ALLOCATIONS AND PORTFOLIO SELECTIONS
                     BUILD YOUR OWN ASSET ALLOCATION MODEL

                      Core Asset Class                                                                    Fixed Income Asset
                       (20% to 80%)                              Specialty Asset Class (0% to 20%)        Class (20% to 60%)
--------------------------------------------------------------------------------------------------------------------------------
AIM V.I. Core Equity Fund -- Series I shares                  AIM V.I. Capital Appreciation Fund --    Fidelity VIP Investment
AIM V.I. International Growth Fund -- Series II shares         Series I shares                          Grade Bond Portfolio --
AllianceBernstein Balanced Wealth Strategy Portfolio --       AllianceBernstein Global Technology       Service Class 2
 Class B                                                       Portfolio -- Class B                    Genworth Western Asset
AllianceBernstein Growth and Income Portfolio -- Class B      AllianceBernstein International Value     Management Core Plus
BlackRock Basic Value V.I. Fund -- Class III Shares            Portfolio -- Class B                     Fixed Income Fund
BlackRock Global Allocation V.I. Fund -- Class III Shares     AllanceBernstein Small Cap Growth        PIMCO VIT Long-Term U.S.
Columbia Marsico Growth Fund, Variable Series -- Class A       Portfolio -- Class B                     Government Portfolio --
Fidelity VIP Balanced Portfolio -- Service Class 2            American Century VP Inflation             Administrative Class
Fidelity VIP Contrafund(R) Portfolio -- Service Class 2        Protection Fund -- Class II              Shares
Fidelity VIP Equity-Income Portfolio -- Service Class 2       BlackRock Value Opportunities V.I. Fund  PIMCO VIT Low Duration
Fidelity VIP Growth & Income Portfolio -- Service Class 2      -- Class III Shares                      Portfolio --
Franklin Templeton VIP Founding Funds Allocation Fund --      Columbia Marsico International            Administrative Class
 Class 2 Shares                                                Opportunities Fund, Variable Series --   Shares
Franklin Templeton VIP Franklin Income Securities Fund --      Class B                                 PIMCO VIT Total Return
 Class 2 Shares                                               Eaton Vance VT Floating-Rate Income Fund  Portfolio --
Franklin Templeton VIP Mutual Shares Securities Fund --       Evergreen VA Omega Fund -- Class 2        Administrative Class
 Class 2 Shares                                               Federated High Income Bond Fund II --     Shares
Franklin Templeton VIP Templeton Growth Securities             Service Shares
 Fund -- Class 2 Shares                                       Federated Kaufmann Fund II -- Service
GE Investments Funds Core Value Equity Fund -- Class 1         Shares
 Shares                                                       Fidelity VIP Dynamic Capital
GE Investments Funds Total Return Fund -- Class 3 Shares       Appreciation Portfolio -- Service
GE Investments Funds U.S. Equity Fund -- Class 1 Shares        Class 2
Genworth Davis NY Venture Fund                                Fidelity VIP Growth Portfolio --
Genworth Eaton Vance Large Cap Value Fund                      Service Class 2
Genworth PIMCO StocksPLUS Fund                                Fidelity VIP Mid Cap Portfolio --
Janus Aspen Balanced Portfolio -- Service Shares               Service Class 2
MFS(R) Total Return Series -- Service Class Shares            Fidelity VIP Value Strategies Portfolio
Oppenheimer Balanced Fund/VA -- Service Shares                 -- Service Class 2
Oppenheimer Capital Appreciation Fund/VA -- Service           GE Investments Funds Real Estate
 Shares                                                        Securities Fund -- Class 1 Shares
Oppenheimer Global Securities Fund/VA -- Service Shares       GE Investments Funds Small-Cap Equity
Oppenheimer Main Street Fund/VA -- Service Shares              Fund -- Class 1 Shares
Universal Institutional Funds Equity and Income Portfolio --  Genworth Calamos Growth Fund
 Class II Shares                                              Genworth Columbia Mid Cap Value Fund
Van Kampen LIT Comstock Portfolio -- Class II Shares          Genworth Legg Mason Partners Aggressive
                                                               Growth Fund
                                                              Genworth Putnam International Capital
                                                               Opportunities Fund
                                                              Genworth Thornburg International Value
                                                               Fund
                                                              Janus Aspen Forty Portfolio -- Service
                                                               Shares
                                                              MFS(R) Utilities Series -- Service
                                                               Class Shares
                                                              Oppenheimer Main Street Small Cap
                                                               Fund/VA -- Service Shares
                                                              PIMCO VIT All Asset Portfolio --
                                                               Advisor Class Shares
                                                              PIMCO VIT High Yield Portfolio --
                                                               Administrative Class Shares
                                                              Prudential Jennison Portfolio -- Class
                                                               II Shares
                                                              Prudential Jennison 20/20 Focus
                                                               Portfolio -- Class II Shares
                                                              Prudential Natural Resources Portfolio
                                                               -- Class II Shares


D. Qualified Retirement Plans

The following disclosure is added as a new subsection in the "Tax Matters" provision of the prospectus under the heading "Qualified Retirement Plans." The disclosure is provided in connection with certain Code requirements applicable to IRAs and certain requirements applicable to Qualified Contracts covered by ERISA.

   Disclosure Pursuant to Code and ERISA Requirements

   The ongoing fees and expenses of the contracts and the charges you may pay when you surrender or take withdrawals from your contract, as well as the range of fees and expenses of the Portfolios that you will pay indirectly when your assets are allocated to the Portfolios, are discussed above in the "Fee Tables" provision of the prospectus. More detail concerning each Portfolio's fees and expenses is included in the prospectus for each Portfolio.

   GFWM, the investment adviser under the Asset Allocation Program, is an affiliate of the Company. There is no direct fee for participation in the Asset Allocation Program, and GFWM receives no compensation for its asset allocation services. However, the Company may receive fees from the investment adviser or distributor of a Portfolio for certain administrative and other services we provide to you or to the Portfolio relating to the allocation of your assets to the Portfolio, and the amount of these fees may vary from Portfolio to Portfolio. Furthermore, the Company or our affiliate Capital Brokerage Corporation may receive Rule 12b-1 fees in varying amounts from the Portfolios or their distributors for distribution and related services. In addition, GFWM serves as the investment adviser to the Trust and receives advisory fees in varying amounts from the Trust Portfolios that have been chosen by GFWM for inclusion in the Asset Allocation Models. Additional information on the fees payable to the Company and Capital Brokerage Corporation by the Portfolios and their advisers and distributors, including the range of such fees, is included in the "Subaccounts" provision of the prospectus. Additional information regarding the Asset Allocation Program and the potential conflicts of interest to which GFWM is subject is included in the "Asset Allocation Program" provision of the prospectus.

   When you purchase a contract through a broker-dealer, the broker-dealer is paid a commission and may be paid a separate marketing allowance. The maximum aggregate amount of such compensation is 6.5% of a contract owner's aggregate premium payments. The broker-dealer firm generally pays a portion of such commission to its representative who assisted you with the purchase, and that amount will vary depending on the broker-dealer and the individual representative. One broker-dealer offering the contracts, Genworth Financial Services Corporation, is an affiliate of the Company. The Company has no agreement with any broker-dealer and any representative of a broker-dealer that limits the insurance and investment products or other securities they offer to those issued by the Company.

   By signing the application for the contract, you acknowledge receipt of these disclosures and approve the purchase of the contract, the Asset Allocation Program, and the investments made pursuant to the Asset Allocation Program.

                     SUPPLEMENT DATED SEPTEMBER 8, 2008 TO

                       PROSPECTUS DATED MAY 1, 2008 FOR

         FLEXIBLE PREMIUM PAYMENT VARIABLE DEFERRED ANNUITY CONTRACTS

                                   ISSUED BY

                  GENWORTH LIFE AND ANNUITY INSURANCE COMPANY

                                  THROUGH ITS

                 GENWORTH LIFE & ANNUITY VA SEPARATE ACCOUNT 1

This supplement updates certain information contained in your prospectus. Please read it and keep it with your prospectus for future reference.

A. New Living Benefit Rider Option: Lifetime Income Plus Solution

Effective September 8, 2008, a new living benefit rider option, Lifetime Income Plus Solution, will be made available to contract owners. The disclosure in your prospectus is revised and updated as described below to accommodate the addition of this living benefit rider option. Lifetime Income Plus Solution may not be available in all states or markets.

    1. Definitions

   The following definitions are added in the "Definitions" section of the prospectus:

       Lifetime Income Plus Solution -- The marketing name for one of the Guaranteed Minimum Withdrawal Benefit for Life Riders discussed in the prospectus. This rider may be referred to by either name in this prospectus. The rider may be issued with or without the Principal Protection Death Benefit. For purposes of this prospectus, references to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       Maximum Anniversary Value -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

       Purchase Payment Benefit Amount -- For Lifetime Income Plus Solution, an amount used to calculate the benefit base for benefits provided under the rider.

   The following definitions in the "Definitions" section of the prospectus are revised to reflect the addition of Lifetime Income Plus Solution:

       Benefit Date -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), the date that will be the later of the Contract Date and the Valuation Day of the most recent reset.

       Benefit Year -- For the Guaranteed Minimum Withdrawal Benefit Riders (except for Lifetime Income Plus 2008 and Lifetime Income Plus Solution), each one-year period following the Benefit Date and each anniversary of that date. For Lifetime Income Plus 2008 and Lifetime Income Plus Solution, each one-year period following the Contract Date and each anniversary of that date.

       Gross Withdrawal -- For Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution, an amount withdrawn from Contract Value, including any surrender charge, any taxes withheld and any premium taxes assessed.

       Roll-Up Value -- An amount used to calculate the Withdrawal Limit for benefits provided under Lifetime Income Plus 2007 and Lifetime Income Plus 2008. For Lifetime Income Plus Solution, the Roll-Up Value is an amount used to calculate the benefit base for benefits provided under the rider.

19773 SUPPB 09/08/08

       Withdrawal Base -- An amount used to establish the Withdrawal Limit for benefits provided under the Guaranteed Minimum Withdrawal Benefit for Life Riders (except for Lifetime Income Plus Solution).

    2. Fee Table

   The fee table on page 10-11 of the "Fee Tables" section of the prospectus is replaced in its entirety with the following disclosure:

   The next table describes the fees and expenses that you will pay periodically during the time you own the contract, not including Portfolio fees and expenses.

   The following charges apply to contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications.

Periodic Charges Other Than Portfolio Expenses
--------------------------------------------------------------------------------------------------------------------
Annual Contract Charge                                                             $25.00/1/
--------------------------------------------------------------------------------------------------------------------
Separate Account Annual Expenses (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
 Mortality and Expense Risk Charge                                                     1.30%
--------------------------------------------------------------------------------------------------------------------
 Administrative Expense Charge                                                         0.25%
--------------------------------------------------------------------------------------------------------------------
Maximum Total Separate Account Annual Expenses                                         1.55%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/2/ (as a percentage of your average daily net assets in the Separate Account)
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus/4/
 Single Annuitant Contract                                             0.60%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.75%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2007/5/
 Single Annuitant Contract                                             0.75%                       2.00%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.85%                       2.00%
--------------------------------------------------------------------------------------------------------------------
Guaranteed Income Advantage                                            0.50%                       0.50%
--------------------------------------------------------------------------------------------------------------------
Payment Optimizer Plus
 Single Annuitant Contract                                             0.50%                       1.25%
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                              0.65%                       1.25%
--------------------------------------------------------------------------------------------------------------------

Living Benefit Rider Options/2,6/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 without the Principal Protection
 Death Benefit
 Single Annuitant Contract                                   0.75% of benefit base       2.00% of benefit base
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus 2008 with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single Annuitant Contract                                   0.75% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
                                                             -------------------------------------------------------
 Joint Annuitant Contract                                    0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Lifetime Income Plus Solution without the Principal
 Protection Death Benefit
 Single or Joint Annuitant Contract                          0.85% of benefit base       2.00% of benefit base
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 45-70
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.15% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection
Death Benefit -- Annuitant Age 71-85
 Single or Joint Annuitant Contract                          0.85% of benefit base plus  2.00% of benefit base plus
                                                             0.40% of value of           0.50% of value of
                                                             Principal Protection        Principal Protection
                                                             Death Benefit               Death Benefit
--------------------------------------------------------------------------------------------------------------------

Death Benefit Rider Options/7/ (as a percentage of your Contract Value at the time the charge is taken)/8/
--------------------------------------------------------------------------------------------------------------------
                                                                   Current Charge            Maximum Charge/3/
                                                             -------------------------------------------------------
Annual Step-Up Death Benefit Rider Option                              0.20%                       0.20%
--------------------------------------------------------------------------------------------------------------------
5% Rollup Death Benefit Rider Option                                   0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector Death Benefit Rider Option                          0.30%                       0.30%
--------------------------------------------------------------------------------------------------------------------
Earnings Protector and Greater of Annual Step-Up and 5%
 Rollup Death Benefit Rider Option                                     0.70%                       0.70%
--------------------------------------------------------------------------------------------------------------------

  /1/ This charge is taken on each contract anniversary and at the time the contract is surrendered. We will not assess this charge if your Contract Value is $10,000 or more at the time the charge is assessed.

  /2/ None of the living benefit rider options may be elected together or in any combination. Only one may be elected and it must be elected at the time of application. Not all riders may be available in all states or in all markets. We reserve the right to discontinue offering these riders at any time and for any reason.

  /3/ The maximum charge reflects the charge that the rider is guaranteed never to exceed.

  /4/ Lifetime Income Plus is not available for contracts issued on or after May 1, 2008.

  /5/ Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008.

  /6/ You may purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by each rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution with the Principal Protection Death Benefit, another charge will be assessed for the Principal Protection Death Benefit. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under each rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals the initial premium payment. The charge for the Principal Protection Death Benefit is higher if any Annuitant is age 71 or older at the time of application or when an Annuitant is added to the contract.

       The charges for each rider will be deducted at the end of the calendar quarter.

  /7/ The Annual Step-Up Death Benefit Rider may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application. None of the other death benefit rider options are available with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution.

       You may purchase the Earnings Protector Death Benefit Rider with either the Annual Step-Up Death Benefit Rider or the 5% Rollup Death Benefit Rider. You may not, however, purchase the Annual Step-Up Death Benefit Rider and the 5% Rollup Death Benefit Rider together or in any combination. The Earnings Protector and Greater of Annual Step-Up and 5% Rollup Death Benefit Rider may not be purchased with any other death benefit rider option.

  /8/ All charges for the death benefit rider options are taken in arrears on each contract anniversary and at the time the contract is surrendered.

    3. Annual Portfolio Expenses

   The maximum "Total Annual Portfolio Operating Expenses (before fee waivers or reimbursements)" in the table of Annual Portfolio Expenses on page 12 of the prospectus is revised from 8.98% to 2.35% to reflect that the XTF Advisors Trust-ETF 60 Portfolio-Class II Shares has ceased operations and has been liquidated and, therefore, is no longer an available Subaccount under your contract.

    4. Examples

   The first set of Examples on page 13 of the "Examples" section of the prospectus is replaced in its entirety with the following disclosure:

       Examples

       For contracts issued on or after the later of May 1, 2006, or the date on which state insurance authorities approve applicable contract modifications, the following Examples apply:

       These Examples are intended to help you compare the costs of investing in the contract with the costs of investing in other variable annuity contracts. These costs include contract owner transaction expenses, contract and optional rider charges, and Portfolio fees and expenses.

       The Examples show the dollar amount of expenses you would bear directly or indirectly if you:

      .  invested $10,000 in the contract for the time periods indicated;

      .  earned a 5% annual return on your investment;

      . elected either Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit;

      .  elected the Annual Step-Up Death Benefit Rider; and

      .  surrendered your contract at the end of the stated period.

       Each Example assumes that the maximum fees and expenses of any of the Portfolios are charged. Your actual expenses may be higher or lower than those shown below. The Example does not include the effect of any taxes or tax penalties that may be assessed upon surrender of the contract.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
$1,466      $2,799      $4,070       $7,467

       The next Example uses the same assumptions as the prior Example, except that it assumes you decide to annuitize your contract or that you decide not to surrender your contract at the end of the stated time period.

Costs Based on Maximum Annual Portfolio Expenses
------------------------------------------------
1 Year      3 Years     5 Years     10 Years
------      -------     -------     --------
 $674       $2,131      $3,608       $7,430

       Please remember that you are looking at Examples and not a representation of past or future expenses. Your rate of return may be higher or lower than 5%, which is not guaranteed. The Examples do not assume that any Portfolio expense waivers or fee reimbursement arrangements are in effect for the periods presented. The above Examples assume:

      . Separate Account charges of 1.55% (deducted daily at an effective annual rate of the assets in the Separate Account);

      . an annual contract charge of $25 (assumed to be equivalent to 0.25% of the Contract Value);

      . for Lifetime Income Plus 2008 with the Principal Protection Death Benefit or Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge of 2.00% of benefit base plus a charge of 0.50% of the value of the Principal Protection Death Benefit (deducted quarterly from Contract Value); and

      . a charge of 0.20% for the Annual Step-Up Death Benefit Rider (deducted annually in arrears as a percentage of the Contract Value).

       If the optional riders are not elected, the expense figures shown above would be lower.

    5. Bonus Credits

   The "Synopsis -- What is a Bonus Credit?" and "Bonus Credits" sections of the contract prospectus are supplemented by the disclosure below:

       Bonus Credits are not considered "premium payments" for purposes of the contract. If you elect Lifetime Income Plus Solution, please note that any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value.

    6. Synopsis

   The first three paragraphs under the question, "What optional benefits are available under this contract?" on page 17 of the "Synopsis" section of the prospectus are replaced with the following disclosure:

       What optional benefits are available under this contract? We offer several optional benefits by rider under this prospectus. The riders may not be available in all states or markets.

       The Living Benefit Rider Options. We currently offer four "living benefit rider options" under this prospectus. You may not purchase the riders together or in any combination. Two other living benefit riders, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer offered for sale.

       Four Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in this prospectus: Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 and Lifetime Income Plus Solution provide guaranteed withdrawals until the last death of an Annuitant, at least equal to premium payments, with upside potential, provided you meet certain conditions. Lifetime Income Plus is not available for contracts issued on or after May 1, 2008. Lifetime Income Plus 2007 is not available for contracts issued on or after September 8, 2008. To receive the full benefit provided by each of the Guaranteed Minimum Withdrawal Benefit for Life Riders, you must allocate all premium payments and Contract Value in accordance with the Investment Strategy prescribed by the particular rider. If you purchase Lifetime Income Plus 2008 or Lifetime Income Plus Solution, you must always allocate premium payments and Contract Value in accordance with the Investment Strategy prescribed by that rider. Please see the "Surrenders and Partial Surrenders -- Guaranteed Minimum Withdrawal Benefit for Life Riders" provision of this prospectus for more information about the riders and their features.

    7. Asset Allocation Program

   The disclosure in the "Asset Allocation Program" section of the prospectus is revised to reflect the following:

       Contract owners that purchase Lifetime Income Plus Solution may elect Asset Allocation Model A, Model B, Model C or Model D or the Build Your Own Asset Allocation Model (or invest in one or more of the Designated Subaccounts) as the Investment Strategy required by the rider.

       A contract owner who has purchased Lifetime Income Plus Solution and has elected an Asset Allocation Model as the Investment Strategy can notify us in writing that the owner has elected to reject a change or update to the Asset Allocation Model. That notification must include new allocation instructions. Contract owners that own Lifetime Income Plus Solution must allocate all premium payments and Contract Value in accordance with the Investment Strategy and any attempt to allocate premium payments and Contract Value otherwise will be considered not in good order and rejected.

    8. Charges and Other Deductions -- Charges for the Living Benefit Rider Options

   The following disclosure is added under the "Charges for the Living Benefit Rider Options" section of the prospectus on page 42:

       Lifetime Income Plus Solution

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the benefit base equals Contract Value. The benefit base will change and may be higher than the Contract Value on any given day.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, then you will be assessed a charge for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. On the Contract Date, the value of the Principal Protection Death Benefit equals your initial premium payment. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
  Single or Joint Annuitant Contract      0.85% of benefit base
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.15% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------
Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
  Single or Joint Annuitant Contract      0.85% of benefit base plus
                                          0.40% of value of Principal Protection Death Benefit
--------------------------------------------------------------------------------------------------

       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and/or the Principal Protection Death Benefit at any time and for any reason.

    9. Defined Dollar Cost Averaging Program

   The disclosure in the "Defined Dollar Cost Averaging Program" section of the prospectus is revised to reflect that the Defined Dollar Cost Averaging Program is available if you have elected Lifetime Income Plus Solution at the time of application.

   10. Guaranteed Minimum Withdrawal Benefit Rider Options

   The first paragraph under the "Guaranteed Minimum Withdrawal Benefit for Life Riders" section of the prospectus on page 57 is replaced in its entirety with the following:

       We currently offer two Guaranteed Minimum Withdrawal Benefit for Life Riders under this prospectus: Lifetime Income Plus 2008 and Lifetime Income Plus Solution. Two other Guaranteed Minimum Withdrawal Benefit for Life Riders, Lifetime Income Plus and Lifetime Income Plus 2007, are no longer available for contracts issued on or after May 1, 2008 and September 8, 2008, respectively. We have designed the Guaranteed Minimum Withdrawal Benefit for Life Riders to protect you from outliving your Contract Value by providing for a guaranteed minimum withdrawal benefit that is not affected by the market performance of the Subaccounts in which your assets are allocated. Prior to the Maturity Date, if you meet the conditions of the respective rider, as discussed more fully below, you will be eligible to make withdrawals from your contract over a period of time at least equal to the amount of the premium payments you made to the contract. These Guaranteed Minimum Withdrawal Benefit for Life Riders are discussed in separate sections below.

   11. Lifetime Income Plus Solution

   The following disclosure is added under the "Guaranteed Minimum Withdrawal Benefit Rider Options" section of the prospectus on page 57:

       Lifetime Income Plus Solution

       Lifetime Income Plus Solution provides guaranteed withdrawals for the life of the Annuitant(s), at least equal to premium payments, with upside potential, provided you meet certain conditions. First, you must allocate all premium payments and Contract Value to the prescribed Investment Strategy. You must also limit total Gross Withdrawals in each Benefit Year to an amount no greater than the Withdrawal Limit. Then, you will be eligible to receive total Gross Withdrawals in each Benefit Year equal to the Withdrawal Limit until the last death of an Annuitant.

       You may purchase Lifetime Income Plus Solution with or without the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider.

       Lifetime Income Plus Solution and the Principal Protection Death Benefit may not be available in all states or markets. We reserve the right to discontinue offering Lifetime Income Plus Solution and the Principal Protection Death Benefit at any time and for any reason. If you wish to elect Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, you must do so at the time of application. Lifetime Income Plus Solution, with or without the Principal Protection Death Benefit, may be purchased with the Annual Step-Up Death Benefit Rider, but not with any of the other death benefit rider options.

       References to Lifetime Income Plus Solution include a rider issued with or without the Principal Protection Death Benefit, as applicable, unless stated otherwise.

       You may terminate this rider without terminating the contract on any contract anniversary on or after the fifth contract anniversary.

       Investment Strategy for Lifetime Income Plus Solution. In order to receive the full benefit provided by Lifetime Income Plus Solution, you must invest all premium payments and allocations in accordance with a prescribed Investment Strategy.

       Investment Strategies may change from time to time. You may allocate your assets in accordance with your Investment Strategy prescribed at the time the contract was issued, or in accordance with the Investment Strategy in effect at the time you reset your benefit. Therefore, you may have assets allocated to an Investment Strategy that is different than the Investment Strategy described in this prospectus. Your ability to choose different Investment Strategies is limited, as described below.

       The Investment Strategy includes Designated Subaccounts and five of the Asset Allocation Models (Asset Allocation Models A, B, C and D and the Build Your Own Asset Allocation Model). Under this Investment Strategy, contract owners may allocate assets to either one of the four available Asset Allocation Models or to one or more Designated Subaccounts or to the Build Your Own Asset Allocation Model. Contract owners, however, may elect to participate in the Defined Dollar Cost Averaging program, which permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program. For more information about the Defined Dollar Cost Averaging program, the Asset Allocation Models and the Subaccounts comprising each of the Asset Allocation Models and the Designated Subaccounts, please see the "Defined Dollar Cost Averaging Program," "Subaccounts" and "Asset Allocation Program" provisions of this prospectus.

       On a monthly basis, we will rebalance your Contract Value to the Subaccounts in accordance with the percentages that you have chosen to invest in the Designated Subaccounts or the Build Your Own Asset Allocation Model or in accordance with the allocations that comprise the applicable Asset Allocation Model. In addition, we will also rebalance your Contract Value on any Valuation Day after any transaction involving a withdrawal, receipt of a premium payment or a transfer of Contract Value, unless you instruct us otherwise. If you are participating in the Defined Dollar Cost Averaging program, rebalancing will not affect the assets allocated to the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund. Your allocation instructions must always comply with the Investment Strategy.

       Shares of a Portfolio may become unavailable under the contract for new premium payments, transfers and asset rebalancing. As a result, shares of a Portfolio may also become unavailable under your Investment Strategy. Investment Strategies may be modified to respond to such events by removing unavailable Portfolios and adding new Portfolios as appropriate. Because such changes may affect your allocation instructions, you will need to provide updated allocation instructions to comply with the modified Investment Strategy. If you do not provide updated allocation instructions, any subsequent premium payments or transfers requesting payment to an unavailable Portfolio will be considered not in good order. Assets will remain invested as allocated at the time the Portfolio became unavailable, except in a situation where the affected Portfolio is removed. In that case, the assets that were invested in the removed Portfolio will be invested in a new Portfolio consistent with SEC precedent (appropriate no-action relief, substitution order, etc.), unless you are invested in the Build Your Own Asset Allocation Model. If you are invested in the Build Your Own Asset Allocation Model, all of the assets you have invested in the Build Your Own Asset Allocation Model will be moved from the Model to Asset Allocation Model C. Your assets will remain in Asset Allocation Model C, and any subsequent premium payments or transfer requests will be applied accordingly. You will need to provide us with updated allocation instructions if you want to invest in the Build Your Own Asset Allocation Model or another available Investment Strategy option.

       Periodic rebalancing to unavailable Portfolios will cease until we receive updated allocation instructions that comply with the modified Investment Strategy.

       The current Investment Strategy for Lifetime Income Plus Solution is as follows:

      (1) owners may allocate assets to the following Designated Subaccounts:

          AllianceBernstein Variable Products Series Fund, Inc. -- AllianceBernstein Balanced Wealth Strategies Portfolio -- Class B;

          BlackRock Variable Series Funds, Inc. -- BlackRock Global Allocation V.I. Fund -- Class III Shares;

          Fidelity Variable Insurance Products Fund -- VIP Balanced Portfolio -- Service Class 2;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Income Securities Fund -- Class 2 Shares;

          Franklin Templeton Variable Insurance Products Trust -- Franklin Templeton VIP Founding Funds Allocation Fund -- Class 2 Shares;

          GE Investments Funds, Inc. -- Total Return Fund -- Class 3 Shares;

          Janus Aspen Series -- Balanced Portfolio -- Service Shares;

          MFS(R) Variable Insurance Trust -- MFS(R) Total Return
          Series -- Service Class Shares;

          Oppenheimer Variable Account Funds -- Oppenheimer Balanced Fund/VA -- Service Shares; and/or

          The Universal Institutional Funds, Inc. -- Equity and Income Portfolio -- Class II Shares;

          OR

      (2) owners may allocate assets to Asset Allocation Model A, B, C or D;

          OR

      (3) owners may allocate assets to the Build Your Own Asset Allocation
          Model.

       Contract owners may elect to participate in the Defined Dollar Cost Averaging program when they apply for the contract. Defined Dollar Cost Averaging permits the owner to systematically transfer a fixed dollar amount on a monthly basis for twelve months from the Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund to one of the available Investment Strategy options. The Designated Subaccount investing in the GE Investments Funds, Inc. -- Money Market Fund is only available as part of the Defined Dollar Cost Averaging program.

       Withdrawal Limit. The Withdrawal Limit is calculated on each Valuation Day. The Withdrawal Limit is the benefit base multiplied by the Withdrawal Factor. The Withdrawal Factor percentages will be provided in your contract.

       The Withdrawal Factor is based on the age of the younger Annuitant. The Withdrawal Factor will be fixed on the earlier of the Valuation Day of the first withdrawal and the Valuation Day when the Contract Value is reduced to $100.

       Benefit Base. The benefit base is an amount used to establish the Withdrawal Limit. The benefit base on the Contract Date is equal to the initial premium payment. On each Valuation Day, the benefit base is the greatest of the Purchase Payment Benefit Amount, the Roll-Up Value and the Maximum Anniversary Value. The benefit base may change as a result of a premium payment, withdrawal, or reset as described below.

       Premium Payments. Any premium payment applied to your contract will adjust your Purchase Payment Benefit Amount and Principal Protection Death Benefit (if applicable), and may adjust your Roll-Up Value as described in the "Roll-Up Value" provision below. Please note that Bonus Credits are not considered "premium payments" for purposes of the contract and this rider. Therefore any applicable Bonus Credits will not be included as a premium payment when calculating the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit. You will have to reset your

       Maximum Anniversary Value to capture the Bonus Credit or any related earnings, since the Bonus Credit and any related earnings will be reflected in the Contract Value. You must allocate all premium payments and Contract Value to the Investment Strategy at all times.

       We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or the Roll-Up Value for any subsequent premium payments. Please see the "Important Note" provision below.

       Purchase Payment Benefit Amount. The Purchase Payment Benefit Amount will equal your premium payments unless adjusted as described in this provision.

       If no withdrawals are taken prior to the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65, your Purchase Payment Benefit Amount will equal the sum of (a) plus (b), where:

          (a) is 200% of premium payments made in the first contract year; and

          (b) is premium payments received after the first contract year.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Purchase Payments Benefit Amount will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       Roll-Up Value. Your Roll-Up Value on the Contract Date is equal to the amount of your initial premium payment. We will increase your Roll-Up Value on each day. The new Roll-Up Value is equal to the sum of (a) and
       (b), multiplied by (c), where:

          (a) is the Roll-Up Value on the prior day;

          (b) is any premium payment(s) made on the prior Valuation Day; and

          (c) is the daily roll-up factor, as shown in your contract.

       On each contract anniversary, if the Maximum Anniversary Value is greater than the current Roll-Up Value, the Roll-Up Value will be increased to the Maximum Anniversary Value. If this day is not a Valuation Day, this adjustment will occur on the next Valuation Day. The Roll-Up Value will continue to increase until the date of the first withdrawal or the later of the tenth anniversary of the Contract Date and the date the older Annuitant turns age 65. The Roll-Up Value will not increase after this date.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Roll-Up Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below. The Roll-Up Value will not increase after this date.

       Maximum Anniversary Value and Reset. The Maximum Anniversary Value on the Contract Date is equal to the initial premium payment. On each contract anniversary, if the Contract Value is greater than the current Maximum Anniversary Value, the Maximum Anniversary Value will be increased to the Contract Value. If this day is not a Valuation Day, this reset will occur on the next Valuation Day.

       On any Valuation Day you make a Gross Withdrawal, if that Gross Withdrawal plus all prior Gross Withdrawals within that Benefit Year is in excess of the Withdrawal Limit, your Maximum Anniversary Value will be reduced on a pro-rata basis by the excess amount as described in the "Impact of Withdrawals" provision below.

       On the Valuation Day we reset your Maximum Anniversary Value, we will reset the Investment Strategy to the current Investment Strategy and reset the charges for this rider. For Lifetime Income Plus Solution without the Principal Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base. For Lifetime Income Plus Solution with the Principal

       Protection Death Benefit, the new charges, which may be higher than your previous charges, will never exceed 2.00% of the benefit base plus 0.50% of the value of the Principal Protection Death Benefit. Resets will occur automatically unless such automatic resets are or have been terminated.

       Any change to the charges or to the required Investment Strategy for this rider will be communicated to you in writing prior to the contract anniversary date. Upon reset, these changes will apply. The reset provision is not available on or after the latest permitted Maturity Date.

       Automatic resets will continue until and unless:

          (a) the owner (or owners) submits a written request to our Home
              Office to terminate automatic resets (such a request must be received at least 15 days prior to the contract anniversary date);

          (b) the Investment Strategy changes, allocations are affected, and we do not receive confirmation of new allocations from you at our Home Office;

          (c) income payments begin via annuitization; or

          (d) ownership of the contract changes.

       If automatic resets have terminated, you may later reinstate automatic resets for any future contract anniversary by submitting a written request to do so; provided you are following the Investment Strategy and income payments have not begun.

       Please note that an automatic reset will occur on a contract anniversary if Contract Value is even nominally higher than the Maximum Anniversary Value (e.g., as little as $1.00 higher) and, therefore, an automatic reset may not be in your best interest because: (i) the charges for this rider may be higher than your previous charges and (ii) the Investment Strategy will be reset to the current Investment Strategy (the Investment Strategy offered on the reset date). Please carefully consider the impact of automatic resets when you elect Lifetime Income Plus Solution and while the rider is in effect. As indicated above, you may terminate the automatic reset feature of the rider at any time by submitting a written request to us at our Home Office at least 15 days prior to the contract anniversary date.

       Important Note. We reserve the right to not adjust the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), and/or Roll-Up Value for any subsequent premium payments received. As a result, it is possible that you would not be able to make subsequent premium payments after the initial premium payment to take advantage of the benefits provided by Lifetime Income Plus Solution that would be associated with such additional premium payments. For example, since the Purchase Payment Benefit Amount would not be adjusted for such subsequent premium payments, you would not be guaranteed to be eligible to make withdrawals from your contract over a period of time at least equal to the amount of such premium payments. In addition, if you make premium payments that are not included in the calculation of your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you will pay higher rider charges to the extent that the premium payments increase the Contract Value and, in turn, increase the benefit base and/or the value of the Principal Protection Death Benefit, upon which such charges are imposed. Also, to the extent your Contract Value is increased by such premium payments, you are less likely to realize any benefit under Lifetime Income Plus Solution, because it is less likely that your Contract Value will be less than the Purchase Payment Benefit Amount or Roll-Up Value. Bonus Credits will have a similar effect on your contract because they increase Contract Value but do not adjust the Purchase Payment Benefit Amount, Roll-Up Value, Maximum Anniversary Value or Principal Protection Death Benefit when they are applied to the contract. Before making premium payments that do not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) or Roll-Up Value, you should consider that: (i) the guaranteed amounts provided by the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value will not include such premium payments or Bonus Credits; (ii) any such premium payments or Bonus Credits make it less likely that you will receive a benefit in the form of an additional amount even if your Contract Value has declined; and (iii) this rider may not make sense for you if you intend to make subsequent premium payments that will not increase the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable) and Roll-Up Value.

       Impact of Withdrawals. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value, and Maximum Anniversary Value will be recalculated to reflect a pro-rata reduction for each dollar that is in excess of your Withdrawal Limit. Your new Purchase Payment Benefit Amount, Roll-Up Value and Maximum Anniversary Value after such a withdrawal will be calculated by multiplying each of (a) by (b), divided by (c), where:

          (a) is the Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value before the Gross Withdrawal;

          (b) is the Contract Value after the Gross Withdrawal; and

          (c) is the Contract Value before the Gross Withdrawal reduced by any remaining Withdrawal Limit.

       For purposes of (c) above, "any remaining Withdrawal Limit" is the Gross Withdrawal that could have been taken without exceeding the Withdrawal Limit.

       When requesting an excess withdrawal, we will attempt to contact you or your representative to confirm that you understand the implications of the excess withdrawal and would like to proceed with the request.

       If the total Gross Withdrawals in a Benefit Year are less than or equal to the Withdrawal Limit, we will waive any surrender charge on the Gross Withdrawal.

       The Withdrawal Limit will be increased for any Benefit Year to the extent necessary to meet any minimum distribution requirements under federal tax law. This increase applies only to the required minimum distribution based on the Contract Value for the calendar year ending within the Benefit Year.

       You should carefully manage withdrawals because excess withdrawals will have adverse consequences on the benefits provided under Lifetime Income Plus Solution, particularly in down markets. Over the period of time during which you take withdrawals, there is the risk that you may need funds in excess of the Withdrawal Limit and, if you do not have other sources of income available, you may need to take (excess) withdrawals that will reduce your Purchase Payment Benefit Amount (and, consequently, your Withdrawal Limit), the Principal Protection Death Benefit (if applicable), and your Roll-Up Value.

       You also should carefully consider when to begin taking withdrawals if you elected Lifetime Income Plus Solution. The longer you wait before beginning to take withdrawals, the higher the Withdrawal Factor will be, which is one of the components used to determine the amount of your Withdrawal Limit. If you delay taking withdrawals too long, however, you may limit the number of years available for you to take withdrawals in the future (due to life expectancy) and you may be paying for a benefit you are not using.

       Your Contract Value after taking a withdrawal may be less than the amount required to keep your contract in effect. In this event, or if your Contract Value is reduced to $100, the following will occur:

       . If the Withdrawal Limit is less than $100, we will pay you the greatest of the following:

          (a) the Contract Value;

          (b) a lump sum equal to the present value of future lifetime payments in the amount of the Withdrawal Limit calculated using the 2000 Annuity Mortality Table and an interest rate of 3%; and

          (c) the Principal Protection Death Benefit (if applicable).

       . If the Withdrawal Limit is greater than $100, we will begin income payments. We will make payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. The fixed amount payable annually will equal the most recently calculated

          Withdrawal Limit. We will make payments monthly or on another periodic basis agreed by us. If the monthly amount is less than $100, we will reduce the frequency so that the payment will be at least $100. The Principal Protection Death Benefit (if applicable) will continue under this provision. The Principal Protection Death Benefit will be reduced by each payment. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Principal Protection Death Benefit. You may purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit. The Principal Protection Death Benefit is a feature available only with Lifetime Income Plus Solution. It cannot be elected separately from Lifetime Income Plus Solution.

       The Principal Protection Death Benefit is used to determine the death benefit, if any, payable under the contract and rider as described in the "Death Provisions" section below. The Principal Protection Death Benefit on the Contract Date is equal to the initial premium payment. Premium payments in a Benefit Year increase the Principal Protection Death Benefit. The Principal Protection Death Benefit, if any, will be payable on the death of the last surviving Annuitant.

       Gross Withdrawals in a Benefit Year decrease the Principal Protection Death Benefit. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is less than or equal to the Withdrawal Limit, the Principal Protection Death Benefit will be reduced by the Gross Withdrawal. If a Gross Withdrawal plus all prior Gross Withdrawals within a Benefit Year is in excess of the Withdrawal Limit, your Principal Protection Death Benefit will be reduced on a pro-rata basis for each dollar that is in excess of your Withdrawal Limit, as described in the "Impact of Withdrawals" provision above.

       At the death of the last surviving Annuitant, a death benefit may be payable under this contract and rider. The amount of any death benefit payable will be the greatest of (a), (b) and (c), where:

          (a) is the death benefit as calculated under the base contract;

          (b) is the Principal Protection Death Benefit (if applicable); and

          (c) is any amount payable by any other optional death benefit rider (if applicable).

       Death Provisions.

       At the death of any Annuitant, a death benefit may be payable under the contract. The death benefit payable, if any, will be paid according to the distribution rules under the contract.

       If the designated beneficiary is a surviving spouse who is not an Annuitant, whose age is 45 through 85, and who elects to continue the contract as the new owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value for the new owner will be the death benefit determined as of the first Valuation Day we receive at our Home Office due proof of death and all required forms. The Withdrawal Factor for the new owner will be based on the age of that owner on the date of the first Gross Withdrawal for that owner.

       If the designated beneficiary is a surviving spouse who is an Annuitant and who elects to continue the contract as the owner, this rider will continue. The Purchase Payment Benefit Amount, Principal Protection Death Benefit (if applicable), Roll-Up Value and Maximum Anniversary Value will be the same as it was under the contract for the deceased owner. If no withdrawals were taken prior to the first Valuation Day we receive due proof of death and all required forms at our Home Office, the Withdrawal Factor for the surviving spouse will be established based on the age of the surviving spouse on the date of the first Gross Withdrawal for the surviving spouse. Otherwise, the Withdrawal Factor will continue as it was under the contract for the deceased owner.

       If the surviving spouse cannot continue the rider, the rider and the rider charges will terminate. The charges for this rider will be calculated, pro rata, and deducted.

       Proceeds that were transferred to the GE Investments Funds, Inc. -- Money Market Fund upon the death of the owner will be reallocated to the Investment Strategy and the asset percentages then in effect at the time of the death of the owner. Such reallocations will not be counted as a transfer for the purpose of the number of transfers allowed under the contract in a calendar year.

       Considerations. While the rider is designed to provide life-time withdrawal benefits and the return of premium payments, these benefits are only guaranteed to the extent you comply with the limits, conditions and restrictions set forth in the contract. There can be no assurance that you will receive more than a return of premium payments.

       Rider Charge. We assess a charge for the guaranteed minimum withdrawal benefit provided by the rider. The charge for the guaranteed minimum withdrawal benefit is calculated quarterly as a percentage of the benefit base, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if your benefit base increases, the amount deducted from your Contract Value will increase.

       If you purchase Lifetime Income Plus Solution with the Principal Protection Death Benefit, a charge will be assessed for the Principal Protection Death Benefit that is in addition to the charge for the guaranteed minimum withdrawal benefit under the rider. The charge for the Principal Protection Death Benefit is calculated quarterly as a percentage of the value of the Principal Protection Death Benefit, as defined and determined under the rider, and deducted quarterly from the Contract Value. Please note that, if the value of the Principal Protection Death Benefit increases through additional premium payments, the amount deducted from your Contract Value will increase. The charge for the Principal Protection Death Benefit is higher if any annuitant is age 71 or older at the time of application.

       If you reset your benefits under the rider, we will reset the charges for the rider, which may be higher than your previous charges.

       We currently assess the following charges for the rider, calculated and deducted as described above:

Lifetime Income Plus Solution without the Principal Protection Death Benefit
       Single or Joint Annuitant Contract  0.85% of benefit base
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 45-70
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.15% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

Lifetime Income Plus Solution with the Principal Protection Death Benefit -- Annuitant Age 71-85
       Single or Joint Annuitant Contract  0.85% of benefit base plus
                                           0.40% of value of Principal Protection Death Benefit
------------------------------------------------------------------------------------------------

       The charges for Lifetime Income Plus Solution without the Principal Protection Death Benefit will never exceed 2.00% of benefit base. The charges for Lifetime Income Plus Solution with the Principal Protection Death Benefit will never exceed 2.00% of benefit base plus 0.50% of the value of the Principal Protection Death Benefit.

       On the day the rider and/or the contract terminates, the charges for this rider will be calculated, pro rata, and deducted.

       Please note that you will begin paying the rider charge (including the applicable charge associated with the Principal Protection Death Benefit if you have elected that option) as of the date the rider takes effect, even if you do not begin taking withdrawals under the rider for many years, or ever. We will not refund the charges you have paid under the rider if you never choose to take withdrawals and/or if you never receive any payments under the rider; nor will we refund charges if the Principal Protection Death Benefit feature under a contract does not pay out.

       When the Rider is Effective

       If available, Lifetime Income Plus Solution and the Principal Protection Death Benefit must be elected at application. The rider will remain in effect while the contract is in force and before the Maturity Date. You may terminate this rider (without terminating the contract) on any contract anniversary on or after the 5th contract anniversary. Otherwise this rider and the corresponding charges will terminate on the Maturity Date.

       At any time before the Maturity Date, you can elect to annuitize under current annuity rates in lieu of continuing Lifetime Income Plus Solution. This may provide a higher income amount and/or more favorable tax treatment than payments made under this rider.

       Change of Ownership

       We must approve any assignment or sale of this contract unless the assignment is a court ordered assignment.

       General Provisions

       For purposes of this rider:

      . A non-natural entity owner must name an Annuitant and may name the Annuitant's spouse as a Joint Annuitant.

      . An individual owner must also be an Annuitant and may name his or her spouse as a Joint Annuitant at issue.

      .  A joint owner must be the owner's spouse.

      . If you marry after issue, you may add your spouse as a joint owner and Joint Annuitant or as a Joint Annuitant only, subject to our approval.

       Examples

       The following examples show how Lifetime Income Plus Solution works based on hypothetical values. The examples are for illustrative purposes only and are not intended to depict investment performance of the contract and, therefore, should not be relied upon in making a decision to invest in the rider or contract. The examples assume current rider charges for all periods shown. If an owner resets the benefits under the rider, we reset the charges for the rider, which may be higher than the previous charges. Higher rider charges would produce lower values in the examples.

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,981      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,981              0         98,968       100,000     105,000     117,978       117,978      105,000
    57             98,968              0         95,956       100,000     105,000     125,057       125,057      105,000
    58             95,956              0         92,942       100,000     105,000     132,560       132,560      105,000
    59             92,942              0         89,923       100,000     105,000     140,514       140,514      105,000
    60             89,923              0         86,895       100,000     105,000     148,945       148,945      105,000
    61             86,895              0         83,854       100,000     105,000     157,881       157,881      105,000
    62             83,854              0         80,795       100,000     105,000     167,354       167,354      105,000
    63             80,795              0         77,715       100,000     105,000     177,395       177,395      105,000
    64             77,715              0         74,608       100,000     105,000     188,039       188,039      105,000
    65             74,608         11,000         60,469       200,000     105,000     199,321       200,000       88,839
    66             60,469         11,000         46,573       200,000     105,000     199,321       200,000       71,865
    67             46,573         11,000         32,954       200,000     105,000     199,321       200,000       53,880
    68             32,954         11,000         19,608       200,000     105,000     199,321       200,000       34,516
    69             19,608         11,000          6,528       200,000     105,000     199,321       200,000       12,856
    70              6,528         11,000              0       200,000     105,000     199,321       200,000            0
    71                  0         11,000              0       200,000     105,000     199,321       200,000            0
    72                  0         11,000              0       200,000     105,000     199,321       200,000            0
    73                  0         11,000              0       200,000     105,000     199,321       200,000            0
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 55 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of -2% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    55           $105,000        $     0       $101,564      $100,000    $105,000    $111,300      $111,300     $105,000
    56            101,564              0         98,142       100,000     105,000     117,978       117,978      105,000
    57             98,142              0         94,730       100,000     105,000     125,057       125,057      105,000
    58             94,730              0         91,324       100,000     105,000     132,560       132,560      105,000
    59             91,324              0         87,921       100,000     105,000     140,514       140,514      105,000
    60             87,921              0         84,516       100,000     105,000     148,945       148,945      105,000
    61             84,516              0         81,106       100,000     105,000     157,881       157,881      105,000
    62             81,106              0         77,685       100,000     105,000     167,354       167,354      105,000
    63             77,685              0         74,250       100,000     105,000     177,395       177,395      105,000
    64             74,250              0         70,796       100,000     105,000     188,039       188,039      105,000
    65             70,796         11,000         56,316       200,000     105,000     199,321       200,000       94,000
    66             56,316         11,000         42,129       200,000     105,000     199,321       200,000       83,000
    67             42,129         11,000         28,270       200,000     105,000     199,321       200,000       72,000
    68             28,270         11,000         14,732       200,000     105,000     199,321       200,000       61,000
    69             14,732         11,000          1,508       200,000     105,000     199,321       200,000       50,000
    70              1,508         11,000              0       200,000     105,000     199,321       200,000       39,000
    71                  0         11,000              0       200,000     105,000     199,321       200,000       28,000
    72                  0         11,000              0       200,000     105,000     199,321       200,000       17,000
    73                  0         11,000              0       200,000     105,000     199,321       200,000        6,000
    74                  0         11,000              0       200,000     105,000     199,321       200,000            0
    75                  0         11,000              0       200,000     105,000     199,321       200,000            0
    76                  0         11,000              0       200,000     105,000     199,321       200,000            0
    77                  0         11,000              0       200,000     105,000     199,321       200,000            0
    78                  0         11,000              0       200,000     105,000     199,321       200,000            0
    79                  0         11,000              0       200,000     105,000     199,321       200,000            0
    80                  0         11,000              0       200,000     105,000     199,321       200,000            0
    81                  0         11,000              0       200,000     105,000     199,321       200,000            0
    82                  0         11,000              0       200,000     105,000     199,321       200,000            0
    83                  0         11,000              0       200,000     105,000     199,321       200,000            0
    84                  0         11,000              0       200,000     105,000     199,321       200,000            0
    85                  0         11,000              0       200,000     105,000     199,321       200,000            0
    86                  0         11,000              0       200,000     105,000     199,321       200,000            0
    87                  0         11,000              0       200,000     105,000     199,321       200,000            0
    88                  0         11,000              0       200,000     105,000     199,321       200,000            0
    89                  0         11,000              0       200,000     105,000     199,321       200,000            0
    90                  0         11,000              0       200,000     105,000     199,321       200,000            0
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 52 at issue, waits until after reaching age 65 before taking a withdrawal, and has a Withdrawal Factor of 5.5%;

          (4) the Roll-Up Value increases until age 65 and the Purchase Payment Benefit Amount after the owner turns age 65 equals $200,000 (200% of premium payments made in the first contract year);

          (5) at age 70, the owner takes an excess withdrawal of $10,000;

          (6) the contract earns a net return of 8% before rider charges are deducted; and

          (7) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    52           $105,000        $     0       $112,447      $100,000    $105,000    $106,000      $106,000     $112,447
    53            112,447              0        120,423       100,000     112,447     112,360       112,360      120,423
    54            120,423              0        128,964       100,000     120,423     119,102       119,102      128,964
    55            128,964              0        138,111       100,000     128,964     126,248       126,248      138,111
    56            138,111              0        147,907       100,000     138,111     133,823       133,823      147,907
    57            147,907              0        158,397       100,000     147,907     141,852       141,852      158,397
    58            158,397              0        169,632       100,000     158,397     150,363       150,363      169,632
    59            169,632              0        181,663       100,000     169,632     159,385       159,385      181,663
    60            181,663              0        194,548       100,000     181,663     168,948       168,948      194,548
    61            194,548              0        208,346       100,000     194,548     179,085       179,085      208,346
    62            208,346              0        223,124       100,000     208,346     189,830       189,830      223,124
    63            223,124              0        238,949       100,000     223,124     201,220       201,220      238,949
    64            238,949              0        255,897       100,000     238,949     213,293       213,293      255,897
    65            255,897         14,919        259,128       200,000     255,897     213,293       213,293      259,128
    66            259,128         14,919        262,566       200,000     259,128     213,293       213,293      262,566
    67            262,566         14,919        266,278       200,000     262,566     213,293       213,293      266,278
    68            266,278         14,919        270,288       200,000     266,278     213,293       213,293      270,288
    69            270,288         14,919        274,619       200,000     270,288     213,293       213,293      274,619
    70            274,619         25,104        269,081       200,000     274,619     213,293       213,293      269,081
    71            269,081         14,563        273,728       192,834     264,779     213,293       213,293      273,728
    72            273,728         15,055        280,571       192,834     273,728     213,293       213,293      280,571
    73            280,571         15,431        287,585       192,834     280,571     213,293       213,293      287,585
    74            287,585         15,817        294,775       192,834     287,585     213,293       213,293      294,775
    75            294,775         16,213        302,144       192,834     294,775     213,293       213,293      302,144
    76            302,144         16,618        309,698       192,834     302,144     213,293       213,293      309,698
    77            309,698         17,033        317,440       192,834     309,698     213,293       213,293      317,440
    78            317,440         17,459        325,376       192,834     317,440     213,293       213,293      325,376
    79            325,376         17,896        333,511       192,834     325,376     213,293       213,293      333,511
    80            333,511         18,343        341,848       192,834     333,511     213,293       213,293      341,848
    81            341,848         18,802        350,395       192,834     341,848     213,293       213,293      350,395
    82            350,395         19,272        359,155       192,834     350,395     213,293       213,293      359,155
    83            359,155         19,753        368,133       192,834     359,155     213,293       213,293      368,133
    84            368,133         20,247        377,337       192,834     368,133     213,293       213,293      377,337
    85            377,337         20,754        386,770       192,834     377,337     213,293       213,293      386,770
    86            386,770         21,272        396,439       192,834     386,770     213,293       213,293      396,439
    87            396,439         21,804        406,350       192,834     396,439     213,293       213,293      406,350
    88            406,350         22,349        416,509       192,834     406,350     213,293       213,293      416,509
    89            416,509         22,908        426,922       192,834     416,509     213,293       213,293      426,922
    90            426,922         23,481        437,595       192,834     426,922     213,293       213,293      437,595
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution without the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $112,447      $100,000    $105,000    $111,300      $111,300     $112,447
    73            112,447              0        120,423       100,000     112,447     119,194       119,194      120,423
    74            120,423              0        128,964       100,000     120,423     127,648       127,648      128,964
    75            128,964              0        138,111       100,000     128,964     136,702       136,702      138,111
    76            138,111              0        147,907       100,000     138,111     146,398       146,398      147,907
    77            147,907              0        158,397       100,000     147,907     156,781       156,781      158,397
    78            158,397              0        169,632       100,000     158,397     167,901       167,901      169,632
    79            169,632              0        181,663       100,000     169,632     179,810       179,810      181,663
    80            181,663              0        194,548       100,000     181,663     192,563       192,563      194,548
    81            194,548              0        208,346       100,000     194,548     206,221       206,221      208,346
    82            208,346         15,459        207,664       200,000     208,346     220,847       220,847      207,664
    83            207,664         15,459        206,886       200,000     208,346     220,847       220,847      206,886
    84            206,886         15,459        206,045       200,000     208,346     220,847       220,847      206,045
    85            206,045         15,459        205,136       200,000     208,346     220,847       220,847      205,136
    86            205,136         15,459        204,155       200,000     208,346     220,847       220,847      204,155
    87            204,155         15,459        203,096       200,000     208,346     220,847       220,847      203,096
    88            203,096         15,459        201,951       200,000     208,346     220,847       220,847      201,951
    89            201,951         15,459        200,716       200,000     208,346     220,847       220,847      200,716
    90            200,716         15,459        199,381       200,000     208,346     220,847       220,847      199,381
--------------------------------------------------------------------------------------------------------------------------

       This example assumes:

          (1) the owner, who is also the Annuitant, purchases the contract with $100,000 and elects Lifetime Income Plus Solution with the Principal Protection Death Benefit;

          (2) the owner makes no additional premium payments;

          (3) the owner is age 72 at issue, waits ten years before taking a withdrawal, and has a Withdrawal Factor of 7%;

          (4) the Roll-Up Value increases for ten years and the Purchase Payment Benefit Amount at the end of ten years equals $200,000 (200% of premium payments made in the first contract year);

          (5) the contract earns a net return of 8% before rider charges are deducted; and

          (6) the owner dies upon reaching age 90.

                                                             Purchase
                                           Contract Value -   Payment     Maximum
                               Withdrawals  End of Year -     Benefit   Anniversary   Roll-Up                     Death
  Age -      Contract Value -    Taken -     After Rider     Amount -     Value -     Value -   Benefit Base -  Benefit -
End of Year  Beginning of Year End of Year     Charges      End of Year End of Year End of Year  End of Year   End of Year
--------------------------------------------------------------------------------------------------------------------------
    72           $105,000        $     0       $112,015      $100,000    $105,000    $111,300      $111,300     $112,015
    73            112,015              0        119,527       100,000     112,015     118,736       118,736      119,527
    74            119,527              0        127,573       100,000     119,527     126,699       126,699      127,573
    75            127,573              0        136,188       100,000     127,573     135,227       135,227      136,188
    76            136,188              0        145,415       100,000     136,188     144,360       144,360      145,415
    77            145,415              0        155,297       100,000     145,415     154,140       154,140      155,297
    78            155,297              0        165,879       100,000     155,297     164,615       164,615      165,879
    79            165,879              0        177,212       100,000     165,879     175,832       175,832      177,212
    80            177,212              0        189,349       100,000     177,212     187,845       187,845      189,349
    81            189,349              0        202,346       100,000     189,349     200,709       200,709      202,346
    82            202,346         15,014        201,251       200,000     202,346     214,487       214,487      201,251
    83            201,251         15,014        200,090       200,000     202,346     214,487       214,487      200,090
    84            200,090         15,014        198,897       200,000     202,346     214,487       214,487      198,897
    85            198,897         15,014        197,671       200,000     202,346     214,487       214,487      197,671
    86            197,671         15,014        196,408       200,000     202,346     214,487       214,487      196,408
    87            196,408         15,014        195,107       200,000     202,346     214,487       214,487      195,107
    88            195,107         15,014        193,763       200,000     202,346     214,487       214,487      193,763
    89            193,763         15,014        192,373       200,000     202,346     214,487       214,487      192,373
    90            192,373         15,014        190,872       200,000     202,346     214,487       214,487      190,872
--------------------------------------------------------------------------------------------------------------------------

   12. The Death Benefit

   The disclosure in the "Death of Owner and/or Annuitant" section of the prospectus is revised to reflect that the Annual Step-Up Death Benefit may be elected with Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution at the time of application.

   13. Income Payments

   The disclosure in the "Income Payments" section of the prospectus is revised to reflect that, if Income Payments have not commenced upon reaching the latest permitted Maturity Date, and Lifetime Income Plus Solution applies, we will begin making payments to the named payee pursuant to Optional Payment Plan 6, Fixed Income for Life. In addition, the disclosure in the prospectus discussing Optional Payment Plan 6, which is found on page 98 of the prospectus under the heading "Optional Payment Plans," is replaced in its entirety with the following:

       Optional Payment Plan 6 -- Fixed Income for Life. This option provides for us to make monthly payments of a fixed amount for the life of the Annuitant or, if there are Joint Annuitants, the last surviving Annuitant. If Lifetime Income Plus, Lifetime Income Plus 2007, Lifetime Income Plus 2008 or Lifetime Income Plus Solution has been elected and the contract has reached the latest permitted Maturity Date, the fixed amount payable annually will be greater than or equal to the most recently calculated Withdrawal Limit. If the last surviving Annuitant dies, no amount will be payable under this option.

B. Contracts Issued in Oregon

For contracts issued in Oregon, we are only permitted to accept premium payments within the first contract year, because of the form of contract filed and approved in the state of Oregon.